BANK BORROWINGS	12 Months Ended
May 31, 2026
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE 7 － BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of May 31,
	repayments	interest rate	2026	2025
			$’000	$’000

Term loans	Within 5 years	2.0%	-	236

Representing :-
Within 12 months			-	236

As of May 31, 2025, all bank borrowings were obtained from a financial institution in Singapore, bore annual interest at a fixed rate of 2.0% and matured in December 2025. The bank borrowings were repaid in full and the Company has no outstanding bank debt as of May 31, 2026.

The Company’s bank borrowings were guaranteed by the personal guarantee of Mr. Lim CP and by the corporate guarantee of E U Holdings.